Interbank Borrowings	12 Months Ended
Dec. 31, 2021
Text block [Abstract]
Interbank Borrowings

Note 19 - Interbank Borrowings

a)	As of December 31, 2021 and 2020, interbank borrowings are as follows:

	As of December 31,
	2021	2020
	MCh$	MCh$
Loans obtained from local financial institutions
Chilean Central Bank (*)	3,007,242	2,257,226
Subtotals	3,007,242	2,257,226
Loans obtained from foreign financial institutions
Banco Caja Social	58,893	—
Banco Itaú Paraguay S.A.	8,450	—
Banco de Bogotá	—	4,156
Banco Latinoamericano de Exportación (BLADEX)	62,891	60,759
Banco República	330	—
Bancoldex S.A. (Colombia)	22,037	11,123
Bank of America, N.A.	79,744	92,395
Bank of Montreal	158,526	113,404
Bank of New York	42,204	56,858
Bank of Nova Scotia	141,455	82,324
BBVA Asset Management Continental S.A. (Perú)	44,987	75,057
BNP Paribas	118,551	92,167
Citibank N.A.	42,204	37,522
Cobank C.B.	51,603	16,258
Commerzbank A.G.	15	24,055
Corporación Andina de Fomento	84,408	71,073
Credicorp Capital SASAF	96,775	175,854
Deutsche Bank A.G.	84,177	74,220
Findeter S.A. Financiera del Desarrollo Territorial	55,505	44,100
IFC Corporación Financiera Internacional	88,080	82,561
Interfondos S.A. Sociedad Administradora de Fondos	—	20,105
La Caixa	17,942	25,690
Scotia Fondos Sociedad Administradora de Fondos S.A.	14,408	24,280
Sumitomo Mitsui Banking Corporation	368,250	217,347
Unicredit Bank	16,638	14,220
Wells Fargo Bank, N.A.	202,629	67,519
Zuercher Kantonalbank	—	7,044
Others	50,479	51,661
Subtotals	1,911,181	1,541,752
Totals	4,918,423	3,798,978

(*)    Corresponds to funds obtained through the new Conditional Funding Facility (FCIC) and the Liquidity Credit Line (LCL), granted by the Central Bank of Chile (BCCh) in response to the financials needs generated by the spread of the COVID-19 virus. Funds obtained through FCIC are guaranteed by high credit quality loans and / or bonds issued by the BCCh and have automatic and successively monthly renewal maturities, with a maximum term of 4 years from March 30, 2020 until March 30, 2024. The LCL differs from FCIC as is not guaranteed, has a maximum term of 2 years and is granted based on the amount of the Bank's average reserve requirements. Both, the FCIC and the LCL, accrue interests at the BCCh overnight rate in force on the date of each operation.

Note 19 - Interbank Borrowings, continued

b)	Interbank borrowings by maturity are as follows:

	As of December 31,
	2021	2020
	MCh$	MCh$
Within 1 year	1,724,265	942,140
After 1 year but within 2 years	532,792	962,045
After 2 years but within 3 years	2,604,282	8,764
After 3 years but within 4 years	16,712	1,847,890
After 4 years but within 5 years	29,271	15,675
After 5 years	11,101	22,464
Totals	4,918,423	3,798,978